Label	Element	Value
Roundhill WeeklyPay Universe ETF | Roundhill NVDA WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.30%
Roundhill WeeklyPay Universe ETF | Roundhill UBER WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.30%
Roundhill WeeklyPay Universe ETF | Roundhill GOOGL WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
Roundhill WeeklyPay Universe ETF | Roundhill BRKB WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
Roundhill WeeklyPay Universe ETF | Roundhill AMZN WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
Roundhill WeeklyPay Universe ETF | Roundhill AVGO WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
Roundhill WeeklyPay Universe ETF | Roundhill COST WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
Roundhill WeeklyPay Universe ETF | Roundhill UNH WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.10%
Roundhill WeeklyPay Universe ETF | Roundhill META WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.10%
Roundhill WeeklyPay Universe ETF | Roundhill AAPL WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.10%
Roundhill WeeklyPay Universe ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	99.80%
Roundhill WeeklyPay Universe ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
Roundhill WeeklyPay Universe ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%